Stockholders' Equity (Deficit) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Text Block [Abstract]
Number of options outstanding, beginning	35,000	35,000	37,500
Number of options granted	0	0	0
Number of options exercised	0	0	0
Number of options cancelled/expired	0	0	(2,500)
Number of options outstanding, ending	35,000	35,000	35,000
Number of options exercisable	35,000	35,000
Weighted average exercise price outstanding, beginning	$ 10.00	$ 10.00	$ 10.20
Weighted average exercise price granted	0.00	.00	.00
Weighted average exercise price exercised	0.00	.00	.00
Weighted average exercise price cancelled/expired	0.00	.00	12.00
Weighted average exercise price outstanding, ending	10.00	10.00	$ 10.00
Weighted average exercise price exercisable	$ 10.00	$ 10.00
Weighted average remaining contractual life, beginning	1 year 4 days	2 years 6 months 4 days	3 years 3 months 29 days
Weighted average remaining contractual life, ending	1 year 4 days	1 year 6 months 4 days	2 years 6 months 4 days
Weighted average remaining contractual life, exercisable	1 year 4 days	1 year 6 months 4 days
Aggregate intrinsic value outstanding, beginning	$ 0	$ 0	$ 0
Aggregate intrinsic value outstanding, ending	0	0	$ 0
Aggregate intrinsic value outstanding, exercisable	$ 0	$ 0